Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001452937
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 12, 2012
Yorkville High Income MLP ETF (Prospectus Summary) | Yorkville High Income MLP ETF | Yorkville High Income MLP ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YMLP